Appendix 2.1 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Line Items]
Trade and other current receivables	$ 511,455,330	$ 478,170,067
Non-current receivables	313,574,385	60,527,843
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	566,919,977	527,649,947
Non-current receivables	313,574,385	60,527,843
Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	500,040,783	457,053,617
Non-current receivables	191,966,929	2,046,845
Portfolio By Type | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	32,460,011	26,520,834
Portfolio By Type | Gross Carrying Amount [Member] | From 31 to 60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,929,315	8,065,762
Portfolio By Type | Gross Carrying Amount [Member] | From 61 to 90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		3,947,386
Portfolio By Type | Gross Carrying Amount [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	4,700,283
Portfolio By Type | Gross Carrying Amount [Member] | From 91 to 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,997,797	2,096,447
Portfolio By Type | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,754,366	1,400,998
Portfolio By Type | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	3,037,705	1,945,691
Portfolio By Type | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,667,099	1,528,489
Portfolio By Type | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,510,683	2,863,502
Portfolio By Type | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	47,236,887	47,716,556
Portfolio By Type | Gross Carrying Amount [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	393,746,637	360,967,952
Portfolio By Type | Trade receivables, generation [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,888,824	1,155,988
Portfolio By Type | Trade receivables, generation [Member] | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	224,770	1,453,308
Portfolio By Type | Trade receivables, generation [Member] | From 61 to 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		708,552
Portfolio By Type | Trade receivables, generation [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	705,885
Portfolio By Type | Trade receivables, generation [Member] | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	404,757	203,487
Portfolio By Type | Trade receivables, generation [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	116,371	7,836
Portfolio By Type | Trade receivables, generation [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	787,421	39,787
Portfolio By Type | Trade receivables, generation [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	187,920	483,751
Portfolio By Type | Trade receivables, generation [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	592,987	153,929
Portfolio By Type | Trade receivables, generation [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,594,410	6,715,665
Portfolio By Type | Trade receivables, generation [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	199,019,252	206,862,868
Portfolio By Type | Trade receivables, generation [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		30,167
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,763,610	671,037
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	43,392	248,135
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | From 61 to 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		140,571
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	551,201
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	290,439	224
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	13,672	7,274
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	574,794	39,001
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	78,802	43,681
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	487,520	56,046
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	5,790,430	5,835,279
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	193,125,348	198,424,050
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		484,951
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	125,214
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		1,205,173
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	181,378
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | From 61 to 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		567,981
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	154,684
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		203,263
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	114,318
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		562
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	102,699
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		786
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	212,627
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		440,070
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	109,118
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		97,883
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	105,467
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		880,386
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,803,980
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		8,438,818
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	5,893,904
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		30,167
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	212,522,597	217,785,171
Non-current receivables	86,403,772
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		30,167
Non-current receivables		21,255
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	203,719,208	205,465,298
Non-current receivables	86,403,772
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Others [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		12,319,873
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Others [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	8,803,389
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Others [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		30,167
Non-current receivables		21,255
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	27,982,486	24,738,695
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,588,701	626,151
Portfolio By Type | Trade receivables, distribution [Member] | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,405,837	6,411,330
Portfolio By Type | Trade receivables, distribution [Member] | From 31 to 60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	298,708	201,124
Portfolio By Type | Trade receivables, distribution [Member] | From 61 to 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		3,118,630
Portfolio By Type | Trade receivables, distribution [Member] | From 61 to 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		120,204
Portfolio By Type | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	3,657,460
Portfolio By Type | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	336,938
Portfolio By Type | Trade receivables, distribution [Member] | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,448,204	1,803,734
Portfolio By Type | Trade receivables, distribution [Member] | From 91 to 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	144,836	89,226
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,394,395	1,259,159
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	243,600	134,003
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,076,238	1,657,934
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	174,046	247,970
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,383,811	962,658
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	95,368	82,080
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,828,041	2,618,954
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	89,655	90,619
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	38,937,403	40,492,377
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	705,074	508,514
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	184,125,135	146,934,065
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	10,602,250	7,140,852
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	6,148,385	6,873,601
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	54,312	51,148
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,130,250	1,662,570
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | From 31 to 60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	24,288
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | From 61 to 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		1,225,278
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	421,771
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	95,168	102,522
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	271,785	475
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	448,510	918,487
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	209,272	124,385
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	206,091	164,424
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	4,961,884	7,898,789
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	46,775	46,775
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	44,252,680	38,401,049
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	154,110	128,817
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,509,946	1,768,167
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	773,682	10,100
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,495,390	1,374,138
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | From 31 to 60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	9	4,076
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | From 61 to 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		586,415
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,679,672
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	3,077
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	825,831	714,141
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | From 91 to 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		9
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	960,063	542,116
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	22,014
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	544,525	161,478
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	11	110,765
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,347,368	388,845
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	921,963	349,255
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,931,774	7,558,209
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	171,790	825
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	3,024,981	6,542,678
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,449,792	49,652
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	20,324,155	16,096,927
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	760,707	564,903
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	4,780,197	3,374,622
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | From 31 to 60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	274,411	197,048
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | From 61 to 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		1,306,937
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | From 61 to 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		120,204
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,556,017
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	333,861
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,527,205	987,071
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | From 91 to 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	144,836	89,217
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,162,547	716,568
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	221,586	134,003
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,083,203	577,969
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	174,035	137,205
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	827,171	449,428
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	95,368	82,080
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	699,987	2,105,275
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	89,655	90,619
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	26,043,745	25,035,379
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	486,509	460,914
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	136,847,474	101,990,338
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,998,348	6,962,383
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	273,239,010	229,997,536
Non-current receivables	85,518	116,198
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	14,279,176	9,240,743
Non-current receivables	105,477,639	1,909,392
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	58,145,796	57,371,580
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	279,485	226,740
Non-current receivables	7,086	24,635
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	20,241,513	19,985,442
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	3,420,375	175,427
Non-current receivables	2,288,499
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	194,851,701	152,640,514
Non-current receivables	85,518	116,198
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	10,579,316	8,838,576
Non-current receivables	$ 103,182,054	$ 1,884,757